Accrued Expenses, Other Current Liabilities and Other Long-Term Liabilities	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Accrued Expenses, Other Current Liabilities and Other Long-Term Liabilities
5.	Accrued Expenses, Other Current Liabilities and Other Long-Term Liabilities

The following table sets forth the totals included in Accrued expenses and other current liabilities on the Consolidated Balance Sheets.

	March 30, 2013	September 29, 2012
Employee compensation, payroll and other taxes	$79	$95
Interest	42	60
Rebates	59	68
TRA obligation	63	—
Other	55	77

	$300	$300

The following table sets forth the totals included in Other long-term liabilities on the Consolidated Balance Sheets.

	March 30, 2013	September 29, 2012
Lease retirement obligation	$21	$20
Sale-lease back deferred gain	33	34
Pension liability	82	84
TRA obligation	232	—
Other	25	28

	$393	$166

7.	Accrued Expenses, Other Current Liabilities and Other Long-Term Liabilities

The following table sets forth the totals included in Accrued expenses and other current liabilities as of fiscal year-end 2012 and 2011.

	2012	2011
Employee compensation, payroll and other taxes	$95	$101
Interest	60	63
Rebates	68	60
Other	77	62

	$300	$286

The following table sets forth the totals included in Other long-term liabilities as of fiscal year-end 2012 and 2011.

	2012	2011
Lease retirement obligation	$20	$20
Sale-lease back deferred gain	34	35
Pension liability	84	79
Other	28	36

	$166	$170